Income Taxes (Components of income (loss) before income taxes ) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Domestic					$ (12,072)	$ (108,828)
Foreign					(52)	(394)
Total	$ (10,807)	$ (8,509)	$ (14,762)	$ (15,485)	$ (12,124)	$ (109,222)